Document and Entity Information	11 Months Ended
Mar. 31, 2015
Document And Entity Information
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Trading Symbol	AKTS
Entity Registrant Name	Akoustis Technologies, Inc.
Entity Central Index Key	0001584754
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company